Mining concessions, development costs, property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [text block]
Below is presented the movement in cost:

	Balance as of January 1, 2016	Additions	Disposals	Sales	Reclassifications of assets held for sale	Reclassifications and transfers	Balance as of December 31, 2016	Additions	Disposals	Sales	Reclassifications and transfers	Balance as of December 31, 2017
	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Lands	22,454	162	-	(6)	78	270	22,958	-	-	-	(268)	22,690
Mining concessions	198,009	-	-	-	-	-	198,009	2	-	(15,000)	(31,138)	151,873
Development costs	541,763	82,865	-	-	31,192	(3,428)	652,392	69,335	-	(10,107)	431	712,051
Buildings, constructions and other	1,018,956	581	-	(20)	10,458	79,192	1,109,167	835	(387)	(28,751)	198,387	1,279,251
Machinery and equipment	827,225	46,152	(6,569)	(2,844)	9,425	112,643	986,032	2,579	(3,749)	(50,097)	(5,742)	929,023
Transportation units	10,649	174	(341)	(396)	357	(27)	10,416	11	(190)	(1,079)	788	9,946
Furniture and fixtures	13,429	89	(61)	(88)	359	319	14,047	31	(157)	(487)	468	13,902
Units in transit	26,291	15,797	-	-	-	(12,037)	30,051	2,822	-	-	(28,124)	4,749
Work in progress	68,123	210,915	(352)	-	1,037	(173,935)	105,788	173,333	-	(190)	(177,809)	101,122
Stripping activity asset (e)	106,838	17,631	-	-	-	(2)	124,467	18,282	(13,573)	-	1,271	130,447
Mine closure costs	187,603	34,532	-	-	25,754	-	247,889	10,594	-	(17,195)	-	241,288
	3,021,340	408,898	(7,323)	(3,354)	78,660	2,995	3,501,216	277,824	(18,056)	(122,906)	(41,736)	3,596,342
Accumulated depreciation and amortization:
Mining concessions	77,450	16	-	-	-	-	77,466	8	-	(13,845)	(23,390)	40,239
Development costs	199,211	18,225	-	-	25,596	(1,396)	241,636	30,886	-	(7,910)	(241)	264,371
Buildings, construction and other	381,441	65,050	-	(9)	8,598	598	455,678	73,314	(115)	(28,208)	6,168	506,837
Machinery and equipment	475,941	81,753	(5,378)	(827)	6,640	(68)	558,061	74,744	(2,662)	(41,595)	(6,099)	582,449
Transportation units	7,932	1,103	(250)	(365)	358	14	8,792	837	(114)	(1,057)	(68)	8,390
Furniture and fixtures	7,577	1,156	(60)	(22)	319	202	9,172	1,109	(152)	(236)	(13)	9,880
Stripping activity asset	12,916	5,813	-	-	-	-	18,729	16,343	-	-	6,623	41,695
Mine closure costs	99,993	22,417	-	-	19,335	(470)	141,275	25,254	-	(8,408)	-	158,121
	1,262,461	195,533	(5,688)	(1,223)	60,846	(1,120)	1,510,809	222,495	(3,043)	(101,259)	(17,020)	1,611,982
Provision for impairment of long-lived assets:
Mine closure costs	4,080	-	-	-	6,910	-	10,990	17,916	-	(8,785)	-	20,121
Development costs	3,803	-	-	-	5,684	-	9,487	2,864	-	(2,198)	-	10,153
Mining concessions, development costs, property, plant and other	3,372	-	-	-	6,533	-	9,905	840	-	(6,214)	-	4,531
	11,255	-	-	-	19,127	-	30,382	21,620	-	(17,197)	-	34,805

Net cost	1,747,624						1,960,025					1,949,555

Commodity price estimates for current and long-term periods [Text Block]
Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2018		2019 - 2022
	US$		US$

Gold	1,300.00	/Oz	1,300.00	/Oz
Silver	17.00	/Oz	18.00	/Oz
Copper	6,000.00	/MT	6,000.00	/MT
Lead	2,250.00	/MT	2,250.00	/MT
Zinc	2,750.00	/MT	2,600.00	/MT

Minera Yanacocha S.R.L. [Member]
Disclosure of detailed information about property, plant and equipment [text block]
(a)	Below is presented the movement in cost:

	Opening				Final
	balance	Additions	Sales and disposals	Transfer/Other changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2017
Cost-
Land	9,459	-	-	-	9,459
Land improvements	36,454	-	-	-	36,454
Building and constructions	236,551	-	(42)	61,289	297,798
Machinery and equipment	379,164	-	(92,299)	-	286,865
Leach pads	1,670,835	-	-	51,951	1,722,786
Vehicles	11,024	-	-	-	11,024
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	57,773	-	-	-	57,773
Work in progress	483,225	51,624	-	(134,439)	400,410
Mining rights	37,521	-	-	-	37,521
Asset retirement and mine closure	409,797	97,326	-	-	507,123
Stripping activity asset	148,487	-	-	-	148,487
Mine development	701,156	-	-	21,199	722,355
	4,184,002	148,950	(92,341)	-	4,240,611

Accumulated depreciation and amortization
Land improvements	35,053	90	-	-	35,143
Building and constructions	235,340	5,020	(12)	-	240,348
Machinery and equipment	329,965	8,431	(88,421)	-	249,975
Leach pads	1,588,205	33,061	-	-	1,621,266
Vehicles	11,003	21	-	-	11,024
Furniture and fixtures	2,556	-	-	-	2,556
Other equipment	55,645	269	-	-	55,914
Mining rights	29,457	-	-	-	29,457
Asset retirement and mine closure	337,173	19,172	-	-	356,345
Stripping activity asset	142,170	1,082	-	-	143,252
Mine development	622,604	16,846	-	-	639,450
	3,389,171	83,992	(88,433)	-	3,384,730
Net cost	794,831				855,881

	Opening			Transfer/Other	Impairment	Final
	balance	Additions	Sales and disposals	changes	loss	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2016
Cost-
Land	11,521	-	-	201	(2,263)	9,459
Land improvements	41,909	-	-		(5,455)	36,454
Building and constructions	274,262	-	(26,410)	26,396	(37,697)	236,551
Machinery and equipment	511,942	-	(125,064)	22,865	(30,579)	379,164
Leach pads	1,890,823	-		15,276	(235,264)	1,670,835
Vehicles	15,198	-	(4,168)		(6)	11,024
Furniture and fixtures	2,556	-	-	-	-	2,556
Other equipment	60,462	353	-	217	(3,259)	57,773
Work in progress	476,353	78,609	-	(70,282)	(1,455)	483,225
Mining rights	49,544	-	(3,113)		(8,910)	37,521
Asset retirement and mine closure	452,145	351,798	-		(394,146)	409,797
Stripping activity asset	157,048	26,148	-		(34,709)	148,487
Mine development	814,563	-	-	5,079	(118,486)	701,156
	4,758,326	456,908	(158,755)	(248)	(872,229)	4,184,002

Accumulated depreciation and amortization
Land improvements	35,266	298	-	(511)	-	35,053
Building and constructions	196,515	61,530	(22,705)	-	-	235,340
Machinery and equipment	429,910	12,230	(112,175)	-	-	329,965
Leach pads	1,565,508	22,697	-	-	-	1,588,205
Vehicles	14,620	2,735	(6,352)	-	-	11,003
Furniture and fixtures	2,547	9	-	-	-	2,556
Other equipment	53,964	1,681	-	-	-	55,645
Mining rights	29,457	-	-	-	-	29,457
Asset retirement and mine closure	318,405	18,768	-	-	-	337,173
Stripping activity asset	138,178	3,992	-	-	-	142,170
Mine development	613,646	8,447	-	511	-	622,604
	3,398,016	132,387	(141,232)	-	-	3,389,171
Net cost	1,360,310					794,831

Commodity price estimates for current and long-term periods [Text Block]	Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:
	Current	Long-term
	US$	US$

Gold (per ounce)	1,221	1,300

Sociedads Mineras Cerro Verde Saa [Member]
Disclosure of detailed information about property, plant and equipment [text block]
The changes in cost and accumulated depreciation accounts as of December 31, 2017 are shown below:

	January 1,					December 31,					December 31,
	2016	Additions	Adjustments	Disposals	Transfers	2016	Additions	Adjustments	Disposals	Transfers	2017
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	20,384	-	-	-	3,299	23,683	-	-	-	784	24,467
Buildings and other constructions	2,202,122	-	(11,114)	(5,633)	191,586	2,376,961	-	(13,532)	(1,169)	7,782	2,370,042
Machinery and equipment	4,203,431	-	11,114	(4,427)	232,062	4,442,180	-	13,532	(4,540)	102,336	4,553,508
Transportation units	19,627	-	-	(730)	213	19,110	-	-	(261)	1,708	20,557
Furniture and fixtures	950	-	-	(1)	-	949	-	-	-	-	949
Other equipment	24,728	-	-	(1,065)	1,008	24,671	-	-	(34)	340	24,977
Construction in progress and in-transit units	362,058	154,876	-	-	(428,168)	88,766	173,845	-	-	(112,950)	149,661	(a)
Stripping activity asset (see Note 2(j))	263,498	61,261	-	-	-	324,759	153,623	-	-	-	478,382
Asset retirement costs (see Note 12(b)	149,724	3,743	(16,091)	-	-	137,376	2,661	(3,710)	-	-	136,327
	7,246,522	219,880	(16,091)	(11,856)	-	7,438,455	330,129	(3,710)	(6,004)	-	7,758,870

Accumulated depreciation
Buildings and other constructions	60,903	88,925	(30)	(4,936)	-	144,862	86,391	(457)	(1,169)	-	229,627
Machinery and equipment	966,525	275,388	30	(3,964)	-	1,237,979	283,250	457	(4,349)	-	1,517,337
Transportation units	9,723	1,828	-	(686)	-	10,865	1,593	-	(237)	-	12,221
Furniture and fixtures	777	26	-	(1)	-	802	32	-	-	-	834
Other equipment	12,582	2,423	-	(1,052)	-	13,953	2,474	-	(27)	-	16,400
Stripping activity asset	111,552	97,513	-	-	-	209,065	76,262	-	-	-	285,327
Asset retirement costs	7,171	6,018	-	-	-	13,189	5,511	-	-	-	18,700
	1,169,233	472,121	-	(10,639)	-	1,630,715	455,513	-	(5,782)	-	2,080,446

Net cost	6,077,289					5,807,740					5,678,424